Operating Lease (Details) - Schedule of Maturities of Lease Liabilities - Lease Payment [Member]	Jun. 30, 2023 USD ($)
Operating Lease (Details) - Schedule of Maturities of Lease Liabilities [Line Items]
2024	$ 471,417
2025	472,145
2026 and thereafter	113,125
Total lease payments	1,056,687
Less: imputed interest	(57,932)
Present value of lease liabilities	$ 998,755